Other Payables - Schedule of Other Payables (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Payables for cash-settled share-based payment transactions (Note 21)	$ 1,074,741	$ 755,787
Payables for salaries and bonuses	692,961	1,037,213
Interest payables	649,875	392,970
Payables for professional fees	244,994	923,726
Others	83,282	137,146
Other Payables	$ 2,745,853	$ 3,246,842